_________________________________

Invesco ETFs

3500 Lacey Road, Suite 700

Downers Grove, IL 60515

April 28, 2021

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Invesco Exchange-Traded Fund Trust II

1933 Act Registration No. 333-138490

1940 Act Registration No. 811-21977

Ladies and Gentlemen:

On behalf of Invesco Exchange-Traded Fund Trust II (the "Trust"), attached herewith for filing pursuant to the provisions of the Securities Act of 1933, as amended, and rule 485(a)(2) promulgated thereunder, and the Investment Company Act of 1940, as amended, is the electronic version of Post-Effective Amendment No. 771 (the "Amendment") to the Trust's registration statement on Form N-1A. This Amendment is being filed in order to register two new series of the Trust, to be called the Invesco PHLX Semiconductor ETF and Invesco Nasdaq Biotechnology ETF.

Please send copies of all correspondence with respect to this Amendment to me at Anita.DeFrank@invesco.com or contact me at (630) 684-5902.

Very truly yours,

/s/ Anita De Frank

Anita De Frank

Counsel

800 983 0903 invesco.com/ETFs @InvescoETFs